Investments in Limited Partnerships	12 Months Ended
Dec. 31, 2012
Investments In Limited Partnerships [Text Block]

Note 8—Investments in Limited Partnerships

The Account invests in limited partnerships, limited liability companies, and private real estate equity investment trusts that own real estate properties and real estate-related securities. The Account receives distributions from these investments based on the Account’s ownership interest percentages. At December 31, 2012, the Account held interests in three limited partnerships, one limited liability company and one private real estate equity investment trust (all of which featured non-controlling ownership interests) with ownership interest percentages that ranged from 5.3% to 18.5%. Under the terms of the partnership agreements governing such investments, and based upon the expected term of each such partnership, the partnerships could engage in liquidation activities beginning in 2013 through 2017. During 2012 the Account’s investment in MONY/Transwestern Mezz RP II, LLC matured, as the remaining investment assets were paid back to the Account. The Account’s ownership interest in the remaining five investments was $339.8 million at December 31, 2012 and $307.5 million at December 31, 2011, which included the Account’s $2.8 million interest in MONY/Transwestern Mezz RP II, LLC.